Expense Example - AMERICAN CENTURY INTERNATIONAL BOND FUNDS - EMERGING MARKETS DEBT FUND	Mar. 01, 2025 USD ($)
EMERGING MARKETS DEBT FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,194
EMERGING MARKETS DEBT FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,077
EMERGING MARKETS DEBT FUND Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	959
EMERGING MARKETS DEBT FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	562
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,089
Expense Example, with Redemption, 10 Years	1,864
EMERGING MARKETS DEBT FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,061
Expense Example, with Redemption, 10 Years	2,104
EMERGING MARKETS DEBT FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,760
EMERGING MARKETS DEBT FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	959
EMERGING MARKETS DEBT FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	899
EMERGING MARKETS DEBT FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26